UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA          February 6, 2008
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   95
Form 13F Information Table Value Total:   192900

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Dodge & Cox Balanced Fund      MF               256201104      226 2788.1750SH       SOLE                2788.1750
Oakmark Equity & Income Fund   MF               413838400      246 9136.4500SH       SOLE                9136.4500
3M Co.                         COM              88579Y101     1452    17217 SH       SOLE                    17217
AT&T Inc                       COM              00206R102    11928   286999 SH       SOLE                   286999
Abbott Labs                    COM              002824100      209     3728 SH       SOLE                     3728
Alcon Inc.                     COM              h01301102     4238    29625 SH       SOLE                    29625
Alnylam Pharmaceutical         COM              02043q107     1463    50315 SH       SOLE                    50315
America Movil SA               COM              02364W105     7179   116947 SH       SOLE                   116947
Amgen Inc Com                  COM              031162100      209     4500 SH       SOLE                     4500
Amylin Pharmaceuticals Inc.    COM                             287     7750 SH       SOLE                     7750
Analog Devices Inc             COM              032654105      265     8350 SH       SOLE                     8350
Apache Corp                    COM              037411105     2769    25745 SH       SOLE                    25745
Automatic Data Processing      COM                            1743    39150 SH       SOLE                    39150
BHP Billiton                   COM              088606108      425     6065 SH       SOLE                     6065
BP PLC          SPON ADR       COM              055622104     2886    39446 SH       SOLE                    39446
Banco Compartamos SA           COM              P08915103      840   193675 SH       SOLE                   193675
Banco Compartamos SA           COM              P08915103      218    50300 SH       SOLE                    50300
Bank of America Corp           COM              060505104      405     9821 SH       SOLE                     9821
Berkshire Hathaway -B          COM              084670207     1819      384 SH       SOLE                      384
Bright Horizons Family         COM              109195107     1049    30375 SH       SOLE                    30375
CVS Caremark Corp              COM              126650100      287     7225 SH       SOLE                     7225
Canon Inc.                     COM              138006309     4373    95421 SH       SOLE                    95421
Cemex S A Spon Adr   F         COM              151290889     1154    44628 SH       SOLE                    44628
Chevron Corp                   COM              166764100      989    10602 SH       SOLE                    10602
China Medical Technologies ADR COM              169483104     1638    36905 SH       SOLE                    36905
Cisco Systems Inc.             COM              17275R102     3374   124635 SH       SOLE                   124635
Cleveland Cliffs               COM              185896107      215     2128 SH       SOLE                     2128
Coca Cola Co Com               COM              191216100      441     7182 SH       SOLE                     7182
Colgate-Palmolive Co           COM              194162103     9623   123440 SH       SOLE                   123440
Companhia Energetica (CEMIG)   COM              204409601     2803   151840 SH       SOLE                   151840
Danaher Corp                   COM              235851102      230     2620 SH       SOLE                     2620
Desarolladora Homex SA         COM              25030W100     2132    43105 SH       SOLE                    43105
Du Pont IE De Nours            COM              263534109     1151    26111 SH       SOLE                    26111
Emerson Elec Co Com            COM              291011104      252     4440 SH       SOLE                     4440
Enterprise Prod Partners       COM              293792107     2305    72293 SH       SOLE                    72293
Equitable Resources Inc.       COM              294549100      230     4325 SH       SOLE                     4325
Exxon Mobil Corp               COM              30231g102     2312    24673 SH       SOLE                    24673
Fiserve Inc.                   COM              337738108     2611    47045 SH       SOLE                    47045
Fomento Economico Mexicano SA  COM              344419106     4388   114970 SH       SOLE                   114970
Fujifilm Holdings              COM              35958N107     3757    90450 SH       SOLE                    90450
Genentech Corp                 COM              368710406     1568    23384 SH       SOLE                    23384
General Electric               COM              369604103     1066    28744 SH       SOLE                    28744
General Mills Inc.             COM              370334104      458     8043 SH       SOLE                     8043
Grainger WW Inc.               COM              384802104      441     5035 SH       SOLE                     5035
Hubbell Inc Class B            COM              443510201     2460    47682 SH       SOLE                    47682
ICICI Bank Ltd                 COM              45104G104     2189    35595 SH       SOLE                    35595
Illinois Tool Works            COM              452308109     1393    26012 SH       SOLE                    26012
Intl Business Machines         COM              459200101    12537   115979 SH       SOLE                   115979
Intuit                         COM              461202103     2022    63970 SH       SOLE                    63970
Johnson & Johnson              COM              478160104     1284    19245 SH       SOLE                    19245
Kellogg Company                COM              487836108      207     3950 SH       SOLE                     3950
McDonald's Corp                COM              580135101      743    12621 SH       SOLE                    12621
Merck & Co                     COM              589331107      337     5800 SH       SOLE                     5800
Microsoft Corp                 COM              594918104     6385   179360 SH       SOLE                   179360
Millipore Corp    F            COM              601073109      245     3354 SH       SOLE                     3354
Mindray Medical                COM              602675100     2915    67830 SH       SOLE                    67830
Noble Corp                     COM              G65422100     6276   111060 SH       SOLE                   111060
Novo-Nordisk A S Adr  F        COM              670100205      428     6600 SH       SOLE                     6600
Oracle Group                   COM              68389X105     5072   224610 SH       SOLE                   224610
Pearson PLC - London           COM              G69651100     2550   175025 SH       SOLE                   175025
Pepsico Inc.                   COM              713448108     1708    22507 SH       SOLE                    22507
Perusahann Perseroan Telekom   COM              715684106     1696    40365 SH       SOLE                    40365
Pfizer Inc.                    COM              717081103      814    35807 SH       SOLE                    35807
Powershares Wilderhill Clean E COM              73935X500      429    15475 SH       SOLE                    15475
Price T Rowe Group             COM              74144t108      824    13538 SH       SOLE                    13538
Proctor & Gamble               COM              742718109     1573    21424 SH       SOLE                    21424
Roche Holdings Switzerland     COM              h69293217     3232    18900 SH       SOLE                    18900
Roche Holdings Switzerland     COM              h69293217      213     1235 SH       SOLE                     1235
Roche Holdings Switzerland     COM              h69293217      648     3750 SH       SOLE                     3750
SAP Aktiengesellschaft         COM              803054204     4744    92930 SH       SOLE                    92930
Sigma Aldrich Corp             COM              826552101      537     9834 SH       SOLE                     9834
Societe Generale Paris  F      COM              f43638141     5395    37300 SH       SOLE                    37300
Standard Chartered PLC         COM              g84228157     1705    46450 SH       SOLE                    46450
State Street Corp              COM              857477103      348     4290 SH       SOLE                     4290
Straumann Holdings             COM              H8300N119     1694     6107 SH       SOLE                     6107
Straumann Holdings             COM              H8300N119      394     1430 SH       SOLE                     1430
Streetraks Gold Trust          COM              863307104      594     7200 SH       SOLE                     7200
Stryker Corp                   COM              863667101     5726    76635 SH       SOLE                    76635
Suntech Power Holdings Co      COM              86800C104     5777    70175 SH       SOLE                    70175
Sysco Corp Com                 COM              871829107      672    21542 SH       SOLE                    21542
Telefonica SA                  COM              879382208      234     2400 SH       SOLE                     2400
Teva Pharmaceuticals           COM              881624209      202     4350 SH       SOLE                     4350
UCBH Holdings                  COM              90262T308     1120    79075 SH       SOLE                    79075
Unilever NV   F                COM              904784709      937    25710 SH       SOLE                    25710
Unilever PLC                   COM              904767704     4642   124055 SH       SOLE                   124055
Unitedhealth Group             COM              91324p102      681    11700 SH       SOLE                    11700
Verizon Communications         COM              92343V104      232     5300 SH       SOLE                     5300
Vesta Wind Systems A/S Ord     COM              k9773j128      616     5680 SH       SOLE                     5680
Wainwright Bank & Trust        COM              930705108      260    19671 SH       SOLE                    19671
Waters Corp                    COM              941848103     1143    14450 SH       SOLE                    14450
Wells Fargo & Co               COM              949746101     5383   178310 SH       SOLE                   178310
Wm Wrigley Jr Co               COM              982526105     1578    26950 SH       SOLE                    26950
Xto Energy Inc                 COM              98385x106     1768    34430 SH       SOLE                    34430
Ishares EAFE Index Fund        CEMF             464287465      339     4317 SH       SOLE                     4317
Ishares Emerging Markets Fund  CEMF             464287234      345     2298 SH       SOLE                     2298